TAXES - Components of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXES
Current	$ 0	$ 0	$ 0
Deferred	0	0	0
Total income tax provision	$ 0	$ 0	$ 0